Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue by Type of Internal Classification

The following table presents total technology offerings revenue and services revenue by technology market, based on the Company’s internal classification of revenue (in thousands):

	Year Ended December 31,
	2017	2016	2015
Technology Offerings
Collaboration	$227,981	$232,357	$207,202
Enterprise Networking, Data Center, Cloud and Security	225,125	207,447	90,279

	$453,106	$439,804	$297,481

Services
Collaboration	$381,715	$319,208	$288,167
Enterprise Networking, Data Center, Cloud and Security	84,105	56,597	15,816

	$465,820	$375,805	$303,983

Total
Collaboration	$609,696	$551,565	$495,369
Enterprise Networking, Data Center, Cloud and Security	309,230	264,044	106,095

Total	$918,926	$815,609	$601,464